Organization	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. The Company is principally engaged in the provision of Hosting and related services and Managed Network Services. .

(a)	As of December 31, 2014, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (4)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (4)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (4)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Dormant company
21Vianet Mobile Limited (“21V Mobile”) (6)	April 30, 2013	Hong Kong	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1) / (6)	April 30, 2013	PRC	100%	Provision of technical and consultation services
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Diyixian.com Limited (“DYX”) (9)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
Dermot Holding Limited (“Dermot BVI”) (9)	August 10, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2) / (6)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
aBitCool Small Micro Network Technology (BJ) Co., Ltd. (“aBitCool BJ) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2) / (6)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by aBitCool BJ:
Shanghai Guotong Network Co., Ltd. (“SH Guotong”) (1) / (2) / (10)	July 31, 2014	PRC	—	Provision of content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Dongguan Asia Cloud Investment Co., Ltd. (“Asia Cloud Investment”) (1) / (2) / (7)	July 30, 2013	PRC	—	Investment holding

Held directly by Asia Cloud Investment:
Dongguan Asia Cloud Network Technology Co., Ltd. (“Asia Cloud Technology”) (1) / (2) / (7)	August 16, 2013	PRC	—	Dormant company

Held directly by 21Vianet Beijing:
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (1) / (2) / (4)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Tianwang Online Communication Technology Co., Ltd. (“BJ Tianwang”) (1) / (2) / (5)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yilong Technology Co., Ltd. (“BJ Yilong”) (1) / (2) / (5)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1) / (2) / (11)	September 30, 2014	PRC	—	Dormant Company

Held directly by LF Xunchi:
Sichuan Aipu Network Co., Ltd. (“SC Aipu”) (1) / (2) / (8)	May 31, 2014	PRC	—	Provision of community network services and business network services

Held directly by DYX:
DYXnet Limited (“DYXnet”) (9)	August 10, 2014	Hong Kong	100%	Dormant Company

Held by DYX and LF Xunchi:
Shenzhen Diyixian Communication Co., Ltd. (“SZ DYX”) (1) / (9)	August 10, 2014	PRC	50%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the “Managed Network Entities”).
(4)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as “Fastweb”) (Note 4).
(5)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in BJ Tianwang and BJ Yilong. (collectively referred to as “Tianwang and Yilong”) (Note 4).
(6)	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as “iJoy”) (Note 4).
(7)	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as “Asia Cloud Group”) (Note 1(c)).
(8)	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”), acquired 50% equity interest plus one share in SC Aipu and its subsidiaries (collectively referred to as “Aipu Group”) (Note 4).
(9)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”) (Note 4).
(10)	On August 1, 2014, the Company through its subsidiary, aBitCool BJ acquired 100% equity interest in the entity.
(11)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an asset acquisition (Note 4).

(b)	PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Group conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Director and CEO of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement was subsequently reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

The Company also controls two other VIEs, namely BJ iJoy and aBitCool BJ through their primary beneficiary, WiFire Group, a wholly owned subsidiary of the Company. The key terms of the VIE Agreements in relation to BJ iJoy and aBitCool BJ are similar to those summarized above.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under ASC 810-10 Consolidation: Overall. Similar conclusion has been reached with respect to the VIE structures with WiFire Group as the primary beneficiary.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with existing PRC laws and regulations in any material respect, (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws, (iii) the execution, delivery, effectiveness, enforceability and performance of each of the VIE Agreements will not violate any PRC laws or regulations currently in effect, except for such violation that would not have a material adverse effect, and (iv) the Company’s operations are in compliance with existing PRC laws and regulations in all material aspects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	Establishment of Asia Cloud Group

On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity (“SOE”) established Asia Cloud Investment in the Guangdong Province of the PRC for the operations of telecommunication related services. The registered capital of Asia Cloud Investment is RMB1,000,000, of which RMB900,000 and RMB100,000 were contributed by 21Vianet Technology and the SOE, respectively, for 90% and 10% equity interests held by 21Vianet Technology and the SOE, respectively. The investment structure is set up as follows:

(i)	21Vianet Technology received two entrusted loans from Bank of Dongguan which were entrusted by the SOE with an aggregate principal amount of RMB900,000, an annual interest rate of 4% and maturity dates of August 28 and September 10, 2015, respectively (Note 14), for the sole purpose of 21Vianet Technology’s capital contribution in Asia Cloud Investment. In return, 21Vianet Technology pledged its right of sale or transfer of the 90% equity interest in Asia Cloud Investment and the underlying dividend rights to the SOE to guarantee the repayment of the loans.

(ii)	Pursuant to a confirmation letter effective since the incorporation of Asia Cloud Investment, 21Vianet Technology agreed to provide unlimited financial support to Asia Cloud Investment for its operations and agreed to forego the right to seek repayment in the event Asia Cloud Investment is unable to repay such funding.

(iii)	The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology by the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.

As of December 31, 2014, Asia Cloud Investment and its subsidiary, Asia Cloud Technology, had not commenced any significant operations except for investments in certain held-to-maturity securities with an aggregate amount of RMB900,000 (Note 6).

Asia Cloud Investment is determined as a variable interest entity as 21Vianet Technology’s investment of RMB900,000 was funded by the SOE, which is also a party involved in Asia Cloud Investment. As 21Vianet Technology maintains the power to direct the activities that most significantly affect Asia Cloud Investment’s economic performances through its voting interest underlying the 90% equity interest in accordance with company law and the articles of association of Asia Cloud Investment and absorbs the expected losses of Asia Cloud Investment, 21Vianet Technology is the primary beneficiary of Asia Cloud Investment and consolidates Asia Cloud Investment and its subsidiary under by ASC 810-10 Consolidation: Overall.

21Vianet Technology is contractually obligated to repurchase the 10% noncontrolling interests (“NCI”) in Asia Cloud Group at the end of five years from its establishment. The NCI, together with the embedded repurchase contract, is accounted for as a liability under ASC 480, Distinguish Liabilities from Equity and recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets. The mandatorily redeemable noncontrolling interests was initially measured at fair value, which approximated its issuance value and subsequently measured at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, which is the higher of the then fair value of the NCI and the initial investment cost of RMB100,000, with the resulting change in that amount from the initial value as an interest expense.

(d)	VIE disclosures

Except for certain property with carrying amounts of RMB14,298 (US$2,304) that were pledged to secure banking borrowings granted to the Company (Note 14), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	259,987	369,597	59,568
Restricted cash	3,020	61,649	9,936
Accounts receivable (net of allowance for doubtful accounts of RMB547 and RMB10,012 (US$1,614) as of December 31, 2013 and 2014, respectively)	605,205	677,375	109,173
Inventories	—	9,673	1,559
Short-term investments	900,000	900,000	145,054
Prepaid expenses and other current assets	110,865	258,474	41,658
Deferred tax assets	19,091	33,717	5,434
Amounts due from a related party	9,800	9,800	1,579

Total current assets	1,907,968	2,320,285	373,961

Non-current assets:
Property and equipment, net	813,939	1,945,176	313,505
Intangible assets, net	230,607	904,921	145,847
Land use right	—	66,175	10,665
Goodwill	410,500	1,146,570	184,794
Deferred tax assets	17,202	40,363	6,505
Amount due from a related party	—	28,500	4,593
Other non-current assets	11,645	65,942	10,628
Long-term investments	98,526	110,626	17,830

Total non-current assets	1,582,419	4,308,273	694,367

Total assets	3,490,387	6,628,558	1,068,328

	As of December 31,
	2013	2014
	RMB	RMB	US$
Current liabilities:
Short-term bank borrowings	173,726	160,181	25,816
Accounts and notes payable	186,381	340,519	54,882
Accrued expenses and other payables	195,816	375,124	60,459
Advance from customers	546	97,679	15,743
Income tax payable	11,427	27,677	4,461
Deferred revenue	32,558	338,655	54,581
Amount due to inter-companies (1)	394,418	491,522	79,219
Amount due to related parties (2)	47,755	53,371	8,602
Current portion of capital lease obligation	14,600	54,984	8,862
Current portion of other long-term borrowings	—	900,000	145,054
Deferred government grants	—	6,150	991
Deferred tax liabilities	3,115	2,696	435

Total current liabilities	1,060,342	2,848,558	459,105

Non-current liabilities:
Amount due to inter-companies	240,337	1,137,850	183,388
Other long-term borrowings	900,000	—	—
Non-current portion of capital lease obligations	337,122	458,632	73,918
Unrecognized tax benefits	18,559	20,453	3,296
Deferred tax liabilities	74,417	227,821	36,718
Deferred government grants	18,046	27,422	4,420
Deferred revenue	—	74,044	11,934
Mandatorily redeemable noncontrolling interests	100,000	100,000	16,117

Total non-current liabilities	1,688,481	2,046,222	329,791

Total liabilities	2,748,823	4,894,780	788,896

	For the Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	1,527,626	2,051,248	2,695,021	434,359
Net profit	122,552	179,049	175,521	28,289

	For the Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash provided by operating activities	169,304	195,659	434,865	70,088
Net cash used in investing activities	(205,069)	(1,272,863)	(808,117)	(130,245)
Net cash provided by financing activities	110,076	1,168,139	480,045	77,369
Net increase in cash and cash equivalents	74,311	90,935	106,793	17,212

(1)

Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB14,892 and RMB36,103 (US$5,819) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2013 and 2014, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were RMB4,224, RMB9,924 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.

(2)	Information with respect to related parties is discussed in Note 24.

(e)	Liquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net loss of approximately RMB47,003 and RMB328,477 (US$52,942) in the years ended December 31, 2013 and 2014, respectively. Accumulated deficits were RMB1,429,410 and RMB1,794,975 (US$289,297) as of December 31, 2013 and 2014, respectively. The Company is in a net current liability position of RMB122,495 (US$19,744) as of December 31, 2014. The Company believes that as a result of the signed committed investments agreements and the eventual closing of the equity investments made by Kingsoft Corporation Limited (“Kingsoft”), a leading internet based software developer, distributor and service provider, Xiaomi Corporation (“Xiaomi”), a leading designer, manufacturer and marketer of mobile devices and other electronic equipment and a provider of internet services, and Esta Investments Pte. Ltd (“Esta”), a Singapore based investment company, at end of November 2014 and on January 15, 2015 (Note 31), respectively, its available cash and cash equivalents will be sufficient to meet its working capital requirements and capital expenditures in the ordinary course of business for the next twelve months.